Redeemable Convertible Preferred Stock (Tables)	12 Months Ended
Dec. 31, 2025
Temporary Equity Disclosure [Abstract]
Schedule of Redeemable Convertible Preferred Stock Outstanding
As of December 31, 2024, Legacy Kodiak’s redeemable convertible preferred stock consisted of the following (in thousands):

	Shares Issued and Outstanding	Carrying Value	Liquidation Preference
Series Seed	4,468	$3,000	$3,000
Series A	16,851	37,537	37,710
Series B-1	13,618	37,716	32,760
Series B-2	27,303	92,395	96,619
Total redeemable convertible preferred stock	62,240	$170,648	$170,089